SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Maximum [Member] | IntangibleAssets
Economic useful lives		12 years
Maximum [Member] | Office furniture and fixtures [Member]
Economic useful lives	5 years	5 years
Maximum [Member] | Machinery And equipment
Economic useful lives	7 years	7 years
Minimum [Member] | IntangibleAssets
Economic useful lives		7 years
Minimum [Member] | Office furniture and fixtures [Member]
Economic useful lives	3 years	3 years
Minimum [Member] | Machinery And equipment
Economic useful lives	5 years	5 years